Intangible Assets, Less Accumulated Amortization (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Intangible Assets [Line Items]
Amortization expense intangible assets	$ 4,384	$ 3,746	$ 2,729
Estimated amortization expense, 2012	4,361
Estimated amortization expense, 2013	4,286
Estimated amortization expense, 2014	4,210
Estimated amortization expense, 2015	4,171
Estimated amortization expense, 2016	3,256
Operating expenses - other	455	397	759
Sierra [Member]
Schedule Of Intangible Assets [Line Items]
Amortization expense intangible assets			612
Patents, Trademarks, And Software Development [Member]
Schedule Of Intangible Assets [Line Items]
Operating expenses - other	$ 245